Net Employee Defined Benefit Liability - Summary of Principal Assumptions Used In Determining Pension Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	2.47%	2.68%
Rate of increase in salaries	3.51%	4.50%
Rate of inflation, pre-retirement	2.40%	2.45%
Rate of increase in future pensions payment	3.53%	3.58%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 40:
Male	23 years	24 years
Female	26 years	26 years